OTHER INVESTMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Recognised asset at 1 January	$ 3,714	$ 3,730
Interest income	434	442
Recognised in other comprehensive income in the current year	(220)	(207)
Translation	(315)	(251)
Present value of other investment at 31 December	$ 3,613	$ 3,714
Discount rate (p.a.)	12.70%	12.20%